UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	08/31/2008

     The following Form N-Q relates only to Dreyfus Premier Equity Income Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Equity Income Fund
August 31, 2008 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Consumer Discretionary--14.0%
Barnes & Noble	200	4,946
Best Buy	150	6,715
Choice Hotels International	300	8,097
Family Dollar Stores	200	4,984
Foot Locker	750	12,217
H & R Block	450	11,493
Harley-Davidson	250	9,945
Hasbro	300	11,220
Interactive Data	500	15,050
McDonald's	475	29,474
McGraw-Hill	125	5,355
NIKE, Cl. B	200	12,122
Nordstrom	100	3,110
Regal Entertainment Group, Cl. A	500	8,380
Snap-On	200	11,404
Staples	300	7,260
VF	150	11,888
Virgin Media	525	5,985
Walt Disney	600	19,410
Wolverine World Wide	200	5,266
		204,321
Consumer Staples--10.1%
Altria Group	100	2,103
Campbell Soup	225	8,282
Coca-Cola	500	26,035
ConAgra Foods	300	6,381
H.J. Heinz	25	1,258
Herbalife	175	8,242
Kellogg	25	1,361
Lorillard	150	10,836
McCormick & Co.	325	13,146
PepsiCo	150	10,272
Philip Morris International	325	17,453
Procter & Gamble	100	6,977
Reynolds American	350	18,543
Safeway	250	6,585
Sara Lee	375	5,063
Wal-Mart Stores	100	5,907
		148,444
Energy--14.1%
BP, ADR	250	14,407
Chevron	500	43,160
ConocoPhillips	325	26,816
Exxon Mobil	775	62,008
Frontline	325	19,633

Marathon Oil	250	11,267
Occidental Petroleum	100	7,936
Overseas Shipholding Group	125	8,968
Patterson-UTI Energy	250	7,105
Valero Energy	150	5,214
		206,514
Financial--10.9%
Bank of America	525	16,348
Barclays, ADR	150	3,855
CapitalSource	400	5,032
Chubb	50	2,400
Citigroup	575	10,919
Deutsche Bank	75	6,365
Federal National Mortgage
Association	300	2,052
Goldman Sachs Group	100	16,397
Hudson City Bancorp	525	9,681
ING Groep, ADR	200	6,230
JPMorgan Chase & Co.	650	25,018
Merrill Lynch & Co.	75	2,126
Moody's	125	5,083
OneBeacon Insurance Group	550	11,770
People's United Financial	520	9,318
Progressive	350	6,465
Travelers Cos.	150	6,624
Ventas	200	9,084
Wachovia	275	4,370
		159,137
Health Care--11.8%
Aetna	300	12,942
Becton, Dickinson & Co.	100	8,738
Biovail	225	2,407
Bristol-Myers Squibb	275	5,868
CIGNA	75	3,141
Eli Lilly & Co.	275	12,829
Humana	200 a	9,280
Johnson & Johnson	600	42,258
McKesson	325	18,779
Merck & Co.	500	17,835
Pfizer	1,275	24,365
Quest Diagnostics	125	6,756
UnitedHealth Group	250	7,613
		172,811
Industrial--9.3%
Burlington Northern Santa Fe	75	8,055
CSX	100	6,468
Emerson Electric	200	9,360
Equifax	100	3,533
General Dynamics	125	11,537
General Electric	625	17,562
Ingersoll-Rand, Cl. A	225	8,309
Joy Global	100	7,104

Lockheed Martin	200	23,288
Pitney Bowes	325	11,099
Raytheon	350	20,997
Steelcase, Cl. A	400	4,440
Waste Management	125	4,398
		136,150
Information Technology--15.9%
Accenture, Cl. A	525	21,714
ADTRAN	300	6,840
Analog Devices	300	8,388
Applied Materials	675	12,096
FactSet Research Systems	100	6,271
Hewlett-Packard	375	17,595
Imation	225	4,779
Infosys Technologies, ADR	250	10,320
Intel	500	11,435
International Business Machines	225	27,389
Linear Technology	200	6,528
Maxim Integrated Products	250	5,137
Microchip Technology	275	8,803
Microsoft	625	17,056
Nokia, ADR	400	10,068
QUALCOMM	300	15,795
Taiwan Semiconductor
Manufacturing, ADR	1,105	10,730
Telefonaktiebolaget LM Ericsson,
ADR	900	10,278
Texas Instruments	425	10,417
Western Union	400	11,048
		232,687
Materials--2.9%
Dow Chemical	400	13,652
Freeport-McMoRan Copper & Gold	75	6,699
Methanex	325	8,197
Nucor	125	6,563
Reliance Steel & Aluminum	50	2,851
Wausau Paper	500	4,305
		42,267
Telecommunication Services--3.4%
AT & T	550	17,594
BCE	300	11,349
Bell Aliant Regional
Communications	23	603
Frontier Communications	600	7,542
Windstream	1,000	12,420
		49,508
Utilities--4.0%
Atmos Energy	375	10,327
Duke Energy	500	8,720
Edison International	150	6,888
OGE Energy	75	2,528
PG & E	275	11,366

Pinnacle West Capital	300	10,557
Sempra Energy	150	8,688
		59,074
Total Common Stocks
(cost $1,423,347)		1,410,913

Total Investments (cost $1,423,347)	96.4%	1,410,913
Cash and Receivables (Net)	3.6%	53,177
Net Assets	100.0%	1,464,090

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,423,347.

Net unrealized depreciation on investments was $12,434 of which $152,126 related to appreciated investment securities and $164,560 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	1,410,913	0

Level 2 - Other Significant Observable Inputs	0	0

Level 3 - Significant Unobservable Inputs	0	0

Total	1,410,913	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)